EQUITY CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Distribution Made to Limited Partner [Line Items]
Cash distribution (in dollars per share)	$ 0.4850	$ 0.48	$ 0.47	$ 0.46	$ 0.45	$ 0.44	$ 0.43	$ 0.42	$ 1.895	$ 1.74
Total distributions declared									$ 89,685	$ 73,905	$ 54,020
Cash Distribution [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared									88,428	72,914
Limited Partner, Subordinated Units [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared									7,308	27,642	24,148
General Partner [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared									9,055	4,031	1,118
Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared									73,322	$ 42,232	$ 28,754
Limited Partner [Member] | Common Units [Member]
Distribution Made to Limited Partner [Line Items]
Total distributions declared									$ 0
PBF LLC [Member]
Distribution Made to Limited Partner [Line Items]
Incentive Cash Distribution Allocation	100.00%								100.00%